POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED SEPTEMBER 21, 2016 TO THE

PROSPECTUS DATED FEBRUARY 29, 2016, AS REVISED JUNE 3, 2016 OF:

PowerShares Active U.S. Real Estate Fund

PowerShares Multi-Strategy Alternative Portfolio

PowerShares S&P 500® Downside Hedged Portfolio

Effective immediately, David Hemming is a Portfolio Manager of PowerShares Multi-Strategy Alternative Portfolio and PowerShares S&P 500® Downside Hedged Portfolio. Therefore, the Prospectus is revised as follows:

•	On page 11, the table within the section titled “PowerShares Multi-Strategy Alternative Portfolio—Summary Information—Management of the Fund—Portfolio Managers” is deleted and replaced with the following:

“Name	Title with Adviser/Sub-Adviser/Trust	Date Began Managing the Fund
Duy Nguyen	Portfolio Manager of the Sub-Adviser	Since Inception

Jacob Borbidge	Portfolio Manager of the Sub-Adviser	February 2016

Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception

David Hemming	Vice President and Senior Portfolio Manager of the Adviser, Commodities and Alternatives	September 2016

Michael Jeanette	Vice President and Senior Portfolio Manager of the Adviser	Since Inception

Theodore Samulowitz	Vice President and Portfolio Manager of the Adviser	Since Inception

Tony Seisser	Vice President and Portfolio Manager of the Adviser	February 2015”

•	On page 16, the table within the section titled “PowerShares S&P 500® Downside Hedged Portfolio—Summary Information—Management of the Fund—Portfolio Managers” is deleted and replaced with the following:

“Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception

David Hemming	Vice President and Senior Portfolio Manager of the Adviser, Commodities and Alternatives	September 2016

Michael Jeanette	Vice President and Senior Portfolio Manager of the Adviser	October 2013

Theodore Samulowitz	Vice President and Portfolio Manager of the Adviser	Since Inception

Tony Seisser	Vice President and Portfolio Manager of the Adviser	February 2015”

•	On page 27, the following is added as the seventh bullet point under the second paragraph in the section titled “Management of the Funds—Portfolio Managers”:

“David Hemming is a Vice President and Senior Portfolio Manager of the Adviser, Commodities and Alternatives and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since September 2016. Mr. Hemming has been associated with the Adviser since September 2016. From August 2009 to March 2015, he was a Portfolio Manager and Principal of Commodities at Hermes Investment Management Limited.”

•	On page 27, the following is added as the fifth bullet point under the third paragraph in the section “Management of the Funds—Portfolio Managers”:

“David Hemming has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since September 2016.”

Please Retain This Supplement for Future Reference.

P-PS-PRO-10-SUP-1 092116

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED SEPTEMBER 21, 2016 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 29, 2016, AS REVISED JUNE 3, 2016, AS PREVIOUSLY SUPPLEMENTED JUNE 15, 2016

Effective immediately, David Hemming is a Portfolio Manager of PowerShares S&P 500® Downside Hedged Portfolio and PowerShares Multi-Strategy Alternative Portfolio. Therefore, the Statement of Additional Information is revised as follows:

•	On page 24, the third and fourth sentences of the first paragraph in the section titled “Management—Portfolio Managers” are deleted and replaced with the following:

“In this capacity, he oversees the team of the Portfolio Managers responsible for the day-to-day management of PowerShares S&P 500® Downside Hedged Portfolio and PowerShares Multi-Strategy Alternative Portfolio. Mr. Hubbard receives management assistance from David Hemming, Michael Jeanette, Theodore Samulowitz and Tony Seisser in managing PowerShares S&P 500® Downside Hedged Portfolio and PowerShares Multi-Strategy Alternative Portfolio.”

•	On page 24, the following is added after the fifth paragraph in the section titled “Management—Portfolio Managers”:

“As of September 21, 2016, Mr. Hemming commenced managing 16 registered investment companies with a total of approximately $7.8 billion in assets (measured as of September 16, 2016), one other pooled investment vehicle with approximately $3.7 million in assets (measured as of September 16, 2016), and no other accounts.”

•	On page 25, the following is added as the second sentence in the first paragraph in the section titled “Management—Portfolio Holdings”:

“As of September 16, 2016, Mr. Hemming did not own any securities of the Funds.”

Please Retain This Supplement for Future Reference.

P-PS-SOAI-10-SUP-1 092116